Long-Term Investment and Fair Value Measurement - Schedule of Carrying Value of the Non-Marketable Investments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Value of the Non-Marketable Investments [Abstract]
Initial cost basis	$ 4,079,707	$ 4,079,707
Upward adjustments	12,539,960	12,539,960
Downward adjustments and impairment	(1,520,821)	(1,520,821)
Total carrying value at the end of the period	$ 15,098,846	$ 15,098,846	$ 16,098,846